LEASES - Lease Costs and Supplemental Cash Flow Information Related to Operating Lease (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Finance lease cost:
Amortization of right-of-use assets		$ 125,275	$ 0	$ 0	$ 0
Interest on lease liabilities		195,611	0	0	0
Operating lease cost		2,525	2,525	10,099	10,099
Total lease cost		323,411	2,525	10,099	10,099
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases				0	0
Operating cash flows from operating leases		9,350	9,050	9,350	9,050
Financing cash flows from finance leases		$ 8,389	$ 0	$ 0	0
Right-of-use assets and finance lease liabilities acquired with LINICO transaction (Note 2)	$ 15,033,000				$ 0
Weighted-average remaining lease term - finance leases		6 months		9 months
Weighted-average remaining lease term - operating leases		6 years 6 months	6 years 9 months	6 years 9 months	7 years 9 months
Weighted-average discount rate - finance leases	6.00%	6.00%	6.00%	6.00%	0.00%
Weighted-average discount rate - operating leases		11.00%	11.00%	11.00%	11.00%